FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - The hedged expresures covered by the Group's hedging strategies (Details) - Fixed interest rate $ in Thousands, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)
Disclosure of financial assets investments and derivatives [Line Items]
Carrying amount of hedged item Assets	$ 87,781	$ 287,670	$ 87,841	$ 285,463
Accumulated amount of fair value adjustments on the hedged item Assets	$ (1,512)	$ (4,955)
Accumulated amount of fair value adjustments on the hedged item Liabilities			$ 563	$ 1,829